COLT 2021-1 ABS-15G

EXHIBIT 99.29

Data Comparison
Run Date - 5/26/2021

Loan #1	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
none	none	none	none	none	none	none	none	none